Shareholder Report	12 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004016
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Investor Class
Trading Symbol	PRGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Investor Class	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)- and GLP-1-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns. Holdings in the consumer discretionary sector also boosted relative returns.

  Conversely, stock selection in financials detracted the most from relative performance, mainly due to our positions in emerging market financials HDFC Bank and AIA Group. Security choices and an overweight in the energy sector also hurt relative results, where our positions in EQT and ConocoPhillips were pressured by falling oil prices.

  The fund seeks to build a concise, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns. Notable changes in positioning during the period included increasing our allocations to information technology and consumer discretionary and reducing our allocations to communication services and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Stock Fund (Investor Class)	31.99%	13.62%	12.95%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	11.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,817,317,000	$ 6,817,317,000
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 41,682,000
InvestmentCompanyPortfolioTurnover	139.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,817,317 Number of Portfolio Holdings96
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Health Care	15.3
Consumer Discretionary	14.3
Financials	13.4
Industrials & Business Services	8.4
Energy	5.2
Consumer Staples	4.8
Communication Services	4.8
Materials	1.9
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	6.0%
Microsoft	4.5
NVIDIA	3.7
Apple	3.4
Amazon.com	3.0
Taiwan Semiconductor Manufacturing	2.9
ConocoPhillips	2.8
Advanced Micro Devices	2.7
Meta Platforms	2.5
Charles Schwab	2.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Stock Fund during the 12 month period ended October 31, 2024. The fund’s principal investment strategies were updated to reflect that the fund typically invests at least 25% of its net assets in securities of foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000033095
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Advisor Class
Trading Symbol	PAGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Advisor Class	$123	1.06%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)- and GLP-1-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns. Holdings in the consumer discretionary sector also boosted relative returns.

  Conversely, stock selection in financials detracted the most from relative performance, mainly due to our positions in emerging market financials HDFC Bank and AIA Group. Security choices and an overweight in the energy sector also hurt relative results, where our positions in EQT and ConocoPhillips were pressured by falling oil prices.

  The fund seeks to build a concise, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns. Notable changes in positioning during the period included increasing our allocations to information technology and consumer discretionary and reducing our allocations to communication services and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Stock Fund (Advisor Class)	31.64%	13.31%	12.64%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	11.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,817,317,000	$ 6,817,317,000
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 41,682,000
InvestmentCompanyPortfolioTurnover	139.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,817,317 Number of Portfolio Holdings96
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Health Care	15.3
Consumer Discretionary	14.3
Financials	13.4
Industrials & Business Services	8.4
Energy	5.2
Consumer Staples	4.8
Communication Services	4.8
Materials	1.9
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	6.0%
Microsoft	4.5
NVIDIA	3.7
Apple	3.4
Amazon.com	3.0
Taiwan Semiconductor Manufacturing	2.9
ConocoPhillips	2.8
Advanced Micro Devices	2.7
Meta Platforms	2.5
Charles Schwab	2.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Stock Fund during the 12 month period ended October 31, 2024. The fund’s principal investment strategies were updated to reflect that the fund typically invests at least 25% of its net assets in securities of foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000184320
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	I Class
Trading Symbol	TRGLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - I Class	$77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)- and GLP-1-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns. Holdings in the consumer discretionary sector also boosted relative returns.

  Conversely, stock selection in financials detracted the most from relative performance, mainly due to our positions in emerging market financials HDFC Bank and AIA Group. Security choices and an overweight in the energy sector also hurt relative results, where our positions in EQT and ConocoPhillips were pressured by falling oil prices.

  The fund seeks to build a concise, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns. Notable changes in positioning during the period included increasing our allocations to information technology and consumer discretionary and reducing our allocations to communication services and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Global Stock Fund (I Class)	32.17%	13.77%	14.35%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	10.44
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	13.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,817,317,000	$ 6,817,317,000
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 41,682,000
InvestmentCompanyPortfolioTurnover	139.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,817,317 Number of Portfolio Holdings96
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Health Care	15.3
Consumer Discretionary	14.3
Financials	13.4
Industrials & Business Services	8.4
Energy	5.2
Consumer Staples	4.8
Communication Services	4.8
Materials	1.9
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	6.0%
Microsoft	4.5
NVIDIA	3.7
Apple	3.4
Amazon.com	3.0
Taiwan Semiconductor Manufacturing	2.9
ConocoPhillips	2.8
Advanced Micro Devices	2.7
Meta Platforms	2.5
Charles Schwab	2.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Stock Fund during the 12 month period ended October 31, 2024. The fund’s principal investment strategies were updated to reflect that the fund typically invests at least 25% of its net assets in securities of foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless